Amounts due to directors	12 Months Ended
Dec. 31, 2019
Disclosure of amounts due to directors [Abstract]
Amounts due to directors
10	Amounts due to directors

During the year ended December 31, 2019, the Corporation incurred $300 (2018 - $206) of directors’ fees and attendance fees earned by the members of the Board of Directors who are not employees or officers of the Corporation. At December 31, 2019, $60 (2018 - $49) was due to these individuals. These costs are included in general and administrative expenses in the consolidated statements of loss and comprehensive loss.